Prepayments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Jun. 30, 2022
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid director and officer insurance premiums	$ 0.8	$ 3.8